As filed with the Securities and Exchange Commission on June 18, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2014 – April 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
APRIL 30, 2015

Dear Shareholder,

We are pleased to offer this annual report for the Monongahela All Cap Value Fund (the “Fund”) for the time period from May 1, 2014 to April 30, 2015 (“Period”).  For the year ending April 30, 2015 the Fund was up 6.01% while the S&P 500 Index (the “S&P 500”), its benchmark, was up 12.98%.

The managers of the Fund, Monongahela Capital, have a value oriented style with considerable emphasis on risk analysis.  With that style, the construction of our portfolio has currently led us to a mid-cap weighting with an emphasis on equities that we believe offer steady, predictable  growth and dividend yield.  As we examine the current investing landscape and pore over our research, we are struck by the unchartered territory we have entered.  Central bankers the world over have made the case for zero (or negative) interest rates since the financial crisis of 2008: the consequences of those extended zero rate policies are, as of yet, unknown.  The extended duration of the extreme monetary easing has caused both stock and bond prices to increase.

It is interesting to note that the flow of funds into various indices and performance has been uneven.  Note the relative performance of the indices over the last 12 months.

Fiscal Year Ending April 30, 2015

Index                                                                                 Total Return
S&P 500                                                                              12.98%
Dow Jones Industrials                                                      10.11%
Russell 2000 Value                                                               4.89%

Sector Comments

Energy Sector

As commodity prices continued to decline, we decided to reduce our exposure in the energy sector, eliminating positions in National Fuel Gas, Patterson UTI Energy, Apache and Freeport McMoRan.  Our core remaining integrated energy company is Chevron, complemented with the addition of Oneok, Inc, a general partner in the distribution and energy services market.  The sector currently represents 4.6% of the portfolio.  Longer term, we are comfortable with the value in our two core positions, Chevron and Oneok.

Healthcare Sector

Over the last twelve months, the market offered opportunities in the healthcare sector to add value at a discount to our intrinsic value.  New positions in the fiscal year include Baxter International, Halyard Health, Select Medical Holdings and an increase in our Teleflex position.  We removed our position in Hanger Inc. after the company had difficulty filing timely audited reports.  We rely on the integrity of financial statements in our analytical work and lost confidence in Hanger’s reporting.  The healthcare sector represents 13% of our portfolio.

Consumer Staples

In a slower growth economy, consumer staples offer relative earnings stability.  We have added Diageo PLC, Walgreens and Whole Foods Market to the Fund.  Diageo is typical of a safe port in a storm.  Tracing its roots to the mid 1700’s, Diageo is a producer and distributor of alcoholic beverages.  Brands include Guinness, J&B Spirits, Crown Royal, Johnnie Walker and Windsor to name a few.  With a healthy balance sheet, strong cash flow and a 3% dividend, we believe Diageo provides a low risk investment with an attractive total return outlook.

1

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
APRIL 30, 2015

Within the consumer sector, we had our largest disappointment, Avon Products.  Initially, we viewed Avon as an intriguing turnaround with exposure to emerging markets, particularly Brazil.  In 2012, Sheri McCoy, a 30 year veteran at Johnson & Johnson joined Avon.  She was well qualified and provided strategic vision.  Unfortunately, slowing markets in South and Central America along with the strong dollar waylaid the turnaround.  We began to reduce the holding at the end of the Period.

Notable Movers

Our largest position, II-VI, provided a significant lift to the portfolio, with the stock price increasing 23.5% from May 1, 2014 to April 30, 2015.  As noted in our October 31, 2014 semi-annual report, II-VI’s price decline was associated with negative distribution trends as opposed to fundamentals.  Through the first nine months of fiscal 2015 (with a June year end,) net income has increased 67% on an adjusted diluted basis.

Other significant contributors for the year were Edwards Lifesciences, up 55% in the fiscal year, and Walgreen Boots Alliance, purchased at an average price per share of $60.06 in August 2014 for an approximate 38% gain since purchase.

Value investing at its core is about managing risk.  The unusually long duration of the monetary easing may lead to an increase in uncertainty and risk.  As long term value investors, we pursue undervalued and out of favor equities and sectors.  Our time horizon is measured in years as opposed to quarters and many of our positions may remain out of favor for long periods of time.  This may cause periods of underperformance relative to our benchmark, the S&P 500. We continually review positions and if our outlook changes, we will adjust our positions.  In the current investing environment we remain comfortable with our value oriented style of investing.

Mark Rodgers                                                                                                                                                                                    Michael C. Rodgers
Co-Manager                                                                                                                                                                                      Co-Manager

IMPORTANT RISKS AND DISCLOSURES:
Mutual fund investing involves risk, including possible loss of principal. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.

The views in this report were those of the Fund managers as of April 30, 2015, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.

2

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
APRIL 30, 2015

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (the “S&P 500”), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Average Annual Total Returns Periods Ended April 30, 2015	6 Month	1 Year	Since Inception 07/01/13
Monongahela All Cap Value Fund	3.26%	6.01%	11.06%
S&P 500 Index	4.40%	12.98%	17.35%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 392-9331. As stated in the Fund's prospectus, the annual operating expense ratio (gross) is 14.84%. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse certain expenses to limit total operating expenses to 0.85% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through September 1, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2015

	Security
Shares	Description	Value
Common Stock - 88.7%
Communications - 2.4%
2,000	Verizon Communications, Inc.	$100,880

Consumer Discretionary - 5.0%
1,200	Murphy USA, Inc. (a)	78,396
1,000	Ralph Lauren Corp.	133,410
		211,806
Consumer Staples - 16.1%
2,000	Alico, Inc.	93,540
8,500	Avon Products, Inc.	69,445
1,700	Campbell Soup Co.	76,007
2,500	ConAgra Foods, Inc.	90,375
1,000	Diageo PLC, ADR	111,020
700	Dr. Pepper Snapple Group, Inc.	52,206
1,400	Walgreens Boots Alliance, Inc.	116,102
1,500	Whole Foods Market, Inc.	71,640
		680,335
Energy - 4.6%
1,000	Chevron Corp.	111,060
1,700	ONEOK, Inc.	81,770
		192,830
Financials - 9.9%
15,000	Aegon NV, ADR	118,200
1,750	American Express Co.	135,538
3,500	Federated Investors, Inc., Class B	120,400
3,000	Old Republic International Corp.	45,870
		420,008
Health Care - 13.0%
1,500	Baxter International, Inc.	103,110
500	Edwards Lifesciences Corp. (a)	63,325
1,000	Eli Lilly & Co.	71,870
2,500	Halyard Health, Inc. (a)	121,200
3,200	Osiris Therapeutics, Inc. (a)	48,544
2,000	Select Medical Holdings Corp.	29,100
900	Teleflex, Inc.	110,664
		547,813
Industrials - 14.8%
1,500	CH Robinson Worldwide, Inc.	96,585
4,000	Douglas Dynamics, Inc.	87,000
2,000	Emerson Electric Co.	117,660
3,000	General Electric Co.	81,240
1,500	Lindsay Corp.	118,785
2,700	MSA Safety, Inc.	123,498
		624,768
Materials - 5.2%
1,000	Airgas, Inc.	101,280
2,000	Ampco-Pittsburgh Corp.	31,980
2,000	The Mosaic Co.	88,000
		221,260
Technology - 17.7%
500	ANSYS, Inc. (a)	42,920
1,500	Badger Meter, Inc.	93,330
1,100	F5 Networks, Inc. (a)	134,222
11,000	II-VI, Inc. (a)	195,690
2,500	NetScout Systems, Inc. (a)	102,750
2,000	SanDisk Corp.	133,880
16,000	Schmitt Industries, Inc. (a)	43,040
		745,832

Total Common Stock
(Cost $3,431,428)		3,745,532
Money Market Fund - 13.8%
583,282	Dreyfus Treasury Prime Cash Management, 0.00% (b) (cost $583,282)	$583,282
Total Investments - 102.5%
(Cost $4,014,710)*		$4,328,814
Other Assets & Liabilities, Net – (2.5)%		(104,892)
Net Assets – 100.0%		$4,223,922

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of April 30, 2015.

*	Cost for federal income tax purposes is $4,020,583 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$395,024
Gross Unrealized Depreciation	(86,793)
Net Unrealized Appreciation	$308,231

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$3,745,532
Level 2 - Other Significant Observable Inputs	583,282
Level 3 - Significant Unobservable Inputs	-
Total	$4,328,814

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended April 30, 2015.

PORTFOLIO HOLDINGS
% of Total Investments
Communications	2.3%
Consumer Discretionary	4.9%
Consumer Staples	15.7%
Energy	4.5%
Financials	9.7%
Health Care	12.7%
Industrials	14.4%
Materials	5.1%
Technology	17.2%
Money Market Fund	13.5%
100.0%

See Notes to Financial Statements.	4

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015

ASSETS
Total investments, at value (Cost $4,014,710)	$4,328,814
Receivables:
Fund shares sold	58,500
Investment securities sold	12,000
Dividends	4,109
Adviser	From investment adviser	8,782
Prepaid expenses	2,973
Total Assets	4,415,178

LIABILITIES
Payables:
Investment securities purchased	162,673
Accrued Liabilities:
Fund services fees	6,650
Other expenses	21,933
Total Liabilities	191,256

NET ASSETS	$4,223,922

COMPONENTS OF NET ASSETS
Paid-in capital	$3,908,022
Undistributed net investment income	9,164
Accumulated net realized loss	(7,368)
Net unrealized appreciation	314,104
NET ASSETS	$4,223,922
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	360,823
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$11.71
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	5

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $535)	$50,669
Total Investment Income	50,669
Adviser
EXPENSES
Investment adviser fees	24,399
Fund services fees	164,954
Custodian fees	6,000
Registration fees	5,111
Professional fees	32,814
Trustees' fees and expenses	191
Offering costs	4,017
Miscellaneous expenses	14,928
Total Expenses	252,414
Fees waived and expenses reimbursed	(224,761)
Net Expenses	27,653

NET INVESTMENT INCOME	23,016

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(7,072)
Net change in unrealized appreciation on investments	173,796
NET REALIZED AND UNREALIZED GAIN	166,724
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,740

See Notes to Financial Statements.	6

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

April 30, 2015	#	42124 #	#	*	41759
		For the Year Ended April 30, 2015			July 1, 2013* through April 30, 2014
OPERATIONS
Net investment income		$23,016			$8,868
Net realized gain (loss)		(7,072)			61,129
Net change in unrealized appreciation		173,796			140,308
Increase in Net Assets Resulting from Operations		189,740			210,305

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(20,387)			(4,270)
Net realized gain		(40,281)			(21,146)
Total Distributions to Shareholders		(60,668)			(25,416)

CAPITAL SHARE TRANSACTIONS
Sale of shares		1,606,250			2,356,177
Reinvestment of distributions		60,637			25,416
Redemption of shares		(50,570)			(87,999)
Redemption fees		-			50
Increase in Net Assets from Capital Share Transactions		1,616,317			2,293,644
Increase in Net Assets		1,745,389			2,478,533

NET ASSETS
Beginning of Period		2,478,533			-
End of Period (Including line (a))		$4,223,922			$2,478,533

SHARE TRANSACTIONS
Sale of shares		139,583			225,788
Reinvestment of distributions		5,325			2,339
Redemption of shares		(4,323)			(7,889)
Increase in Shares		140,585			220,238

(a) Undistributed net investment income		$9,164			$6,537
* Commencement of operations.

See Notes to Financial Statements.	7

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended April 30, 2015	July 1, 2013 (a) through April 30, 2014
NET ASSET VALUE, Beginning of Period	$11.25	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.08	0.06
Net realized and unrealized gain	0.59	1.36
Total from Investment Operations	0.67	1.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)	(0.03)
Net realized gain	(0.14)	(0.14)
Total Distributions to Shareholders	(0.21)	(0.17)
REDEMPTION FEES (b)	—	—	(c)
NET ASSET VALUE, End of Period	$11.71	$11.25
TOTAL RETURN	6.01%	14.29	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$4,224	$2,479
Ratios to Average Net Assets:
Net investment income	0.71%	0.64	%(e)
Net expenses	0.85%	0.85	%(e)
Gross expenses (f)	7.76%	14.84	%(e)
PORTFOLIO TURNOVER RATE	71%	32	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2015

Note 1. Organization

The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The Fund seeks total return through long-term capital appreciation and income.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

9

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2015

The aggregate value by input level, as of April 30, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $24,100 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs were amortized over a twelve-month period beginning with the commencement of operations of the Fund.

During the year ended April 30, 2015, the fund incurred $4,017 in offering costs.

Note 3. Fees and Expenses

Investment Adviser – Rodgers Brothers, Inc. d/b/a Monongahela Capital Management (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

10

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2015

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution (12b-1) services. The Adviser compensates the Distributor directly for its services.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Effective January 1, 2015, each Independent Trustee’s annual retainer is $50,000 ($66,000 for the Chairman), and the Audit Committee Chairman receives an additional $6,000 annually. Effective April 1, 2015, the Vice Chairman receives an additional $6,000 annually.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through September 1, 2016, to limit annual operating expenses to 0.85% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the fiscal year ended April 30, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$24,399	$115,362	$85,000	$224,761

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the fiscal year ended April 30, 2015, were $3,234,715 and $2,023,022, respectively.

Note 6. Federal Income Tax

Distributions paid during the fiscal periods ended as noted were characterized for tax purposes as follows:

	2015	2014
Ordinary Income	$60,668	$25,416

11

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2015

As of April 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$9,164
Capital and Other Losses	(1,495)
Unrealized Appreciation	308,231
Total	$315,900

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended April 30, 2015. The following reclassification was the result of reclassification of distributions and has no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$(2)
Accumulated Net Realized Gain (Loss)	2

The Fund has $1,495 of available short-term capital loss carryforwards that have no expiration date.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Shareholders of Monongahela All Cap Value Fund
and the Board of Trustees of Forum Funds

We have audited the accompanying statement of assets and liabilities of the Monongahela All Cap Value Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and the period July 1, 2013 (commencement of operations) to April 30, 2014.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Monongahela All Cap Value Fund as of April 30, 2015, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period July 1, 2013 to April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
June 15, 2015

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MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
APRIL 30, 2015

Investment Advisory Agreement Approval

At the March 27, 2015 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between Monongahela Capital Management LLC (the “Adviser”) and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf. The Board also discussed the materials with Independent Trustee counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Independent Trustee counsel.

In evaluating the Advisory Agreement for the Fund, the Board reviewed written materials furnished by the Adviser and the administrator, including information regarding the Adviser's personnel, operations and financial condition. In addition, the Board recognized that the evaluation process with respect to the Adviser is an ongoing one and, in this regard, the Board considered information provided at regularly scheduled meetings during the past year, including, among other things, information concerning the Fund’s performance and services provided by the Adviser.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition and with the Trust’s CCO about the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the portfolio manager and the capability and integrity of the Adviser’s senior management and staff.

The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds under the Advisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its benchmark. The Board observed that the Fund underperformed the S&P 500 Index, the Fund’s primary benchmark, for the one-year period ended December 31, 2014. The Board also observed that the Fund underperformed the benchmark for the period since the Fund’s inception on July 1, 2013. The Board also considered the Fund’s performance relative to its Lipper, Inc. (“Lipper”) peer group, noting that, based on the information provided by Lipper, the Fund outperformed the median of its Lipper peer group for the one-year period ended February 28, 2015. The Board noted the Adviser’s representation that the Fund’s conservative value-based investment style, as well as a 15% cash holding, resulted in some drag on performance during the period. The Board also noted the Adviser’s representation that the Adviser expects to trail the index in above-average growth periods and outperform in flat or negative growth periods, due to the nature of the investment strategy. Based on the foregoing, the Board determined that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

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MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
APRIL 30, 2015

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the relevant Lipper peer group of the Fund. Thus, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board noted that the Adviser’s actual advisory fee rate and actual total expenses for the Fund were each the best in its Lipper peer group, having the lowest actual advisory fee rate and the lowest actual total expenses. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of its Fund activities. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund could benefit from economies of scale as assets grow, but that the Adviser had determined that breakpoints were not appropriate at this time, particularly in light of the low assets currently in the Fund. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may

15

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
APRIL 30, 2015

be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014, through April 30, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2014	April 30, 2015	Period*	Ratio*
Actual	$1,000.00	$1,032.55	$4.28	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.58	$4.26	0.85%

*
 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

16

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
APRIL 30, 2015

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 44.39% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 44.83% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.  The Fund also designates 66.39% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 392-9331.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003; formerly, Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm) 1995-2002.	27	None
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	27	None
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	27	None
David Tucker Born: 1958	Trustee; Vice Chairman	Since 2011 (Vice Chairman since 2015)	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	36	Trustee, Forum Funds II and Forum ETF Trust
Interested Trustee
John Y. Keffer2 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	36	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II, Forum ETF Trust and ALTMFX Trust
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.

2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

17

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
APRIL 30, 2015

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.

18

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $10,320  in 2014 and $12,900 in 2015.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2014 and $0 in 2015.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2014 and $3,000 in 2015. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2014 and $0 in 2015.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2014 and $0 in 2015. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Jessica A. Chase
Jessica A. Chase, Principal Executive Officer
Date	June 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica A. Chase
Jessica A. Chase, Principal Executive Officer
Date	June 09, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	June 09, 2015